Summary of Significant Accounting Policies (Details)	0 Months Ended	12 Months Ended						1 Months Ended					12 Months Ended			12 Months Ended
	Aug. 27, 2010 item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Variable Interest Entity USD ($) item	Dec. 31, 2013 Variable Interest Entity USD ($)	Dec. 31, 2012 Variable Interest Entity USD ($)	Oct. 31, 2012 Variable Interest Entity Mr. Shen	Dec. 31, 2012 Variable Interest Entity Mr. Shen	Dec. 31, 2012 Variable Interest Entity Mr. Arthur Xiaobo Hong	Dec. 31, 2012 Variable Interest Entity Mr. Bin Wu	Dec. 31, 2012 Variable Interest Entity Mr. Xing Peng	Dec. 31, 2014 Variable Interest Entity WOFE Exclusive Business Cooperation Agreement item	Dec. 31, 2014 Variable Interest Entity WOFE Exclusive Option Agreements USD ($)	Dec. 31, 2014 Variable Interest Entity WOFE Exclusive Option Agreements CNY	Dec. 31, 2014 Variable Interest Entity WOFE Amended and Restated Exclusive Business Cooperation Agreement	Dec. 31, 2014 Variable Interest Entity WOFE Amended and Restated Exclusive Option Agreement	Dec. 31, 2014 Variable Interest Entity WOFE Exclusive Purchase Framework Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income													100.00%			100.00%
Number of parties under the agreement													2
Term of agreement													10 years			10 years	10 years	5 years
Purchase price of the right to purchase equity interest of each equity holder of VIE														$ 1.65	10
Number of days of which a prior written notice is required to terminate the agreement																30 days		15 days
Number of investors	5				5
Equity interest transferred from one of the former shareholder to an existing shareholder (as a percent)								10.40%
Equity interest (as a percent)									52.00%	26.00%	11.60%	10.40%
Financial position of the VIE
Total assets					810,442,063	631,848,860
Current Liabilities:
Accounts payable		(986,567,345)	(476,847,881)		(1,207,182)	(70,026)
Advance from customers		(229,335,438)	(131,781,751)		(196,213,904)	(131,781,751)
Accrued expenses and other current liabilities		(377,261,330)	(196,327,519)		(152,160,878)	(101,097,647)
Amounts due to related parties		(12,214,227)	(2,141,411)		(464,773)	(1,369,767)
Deferred income		(31,357,338)	(21,705,981)		(28,836,599)	(20,592,249)
Total current liabilities		(1,636,735,678)	(828,804,543)		(378,883,336)	(254,911,440)
Total liabilities					(378,883,336)	(254,911,440)
Total equity					431,558,727	376,937,420
Results of operation of the VIE
Net revenues		3,773,657,545	1,696,672,735	692,112,964	3,066,493,585	1,694,782,751	691,975,575
Total operating expenses		(827,448,912)	(362,654,007)	(168,981,998)	(370,318,885)	(204,766,265)	(70,858,631)
Net (loss) income		122,789,192	52,299,863	(9,472,074)	26,586,960	(1,946,318)	8,058,229
Assets collateralizing obligations of variable interest entity					$ 0	$ 0